DIVIDEND PREFERENCE SHARES (Details) - VND (₫) ₫ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024
DIVIDEND PREFERENCE SHARES
Number of shares issued		9,751,587,414
DPS1
DIVIDEND PREFERENCE SHARES
Number of shares issued	10,000	600,000,000
Percentage rate used to calculate dividend payments, issuance value		0.01%
DPS3
DIVIDEND PREFERENCE SHARES
Number of shares issued		2,578,216,022
Percentage rate used to calculate dividend payments, issuance value		0.01%
DPS4
DIVIDEND PREFERENCE SHARES
Number of shares issued		4,573,371,392
Percentage rate used to calculate dividend payments, issuance value		9.00%
DPS5
DIVIDEND PREFERENCE SHARES
Number of shares issued		2,000,000,000
Percentage rate used to calculate dividend payments, issuance value		12.00%
DPS 1 and 4
DIVIDEND PREFERENCE SHARES
Difference between fair value and carrying amount recorded as change		₫ 27,498,416